S000097583 [Member] Expense Example, No Redemption - S000097583 [Member] - C000267033 [Member]	Dec. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 39
Expense Example, No Redemption, 3 Years	$ 144